Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of property, plant and equipment [text block]
9.	Property, plant and equipment

$000	Dec 31, 2017	Dec 31, 2016
Mine properties, mine development costs and mine plant facilities and equipment cost
At the beginning of year	2,462,421	2,272,985
Additions	199,324	189,436
	2,661,745	2,462,421
Accumulated depreciation and amortization
At beginning of year	901,561	726,218
Charge for the year	182,900	175,343
	1,084,461	901,561
Net book value	1,577,284	1,560,860

Long-lived assets

Included in property, plant and equipment are long-lived assets which are amortized on a unit of production basis as detailed in note 2 and comprise the metallurgical plants, tailings and raw water dams, power plants and mine infrastructure and development costs. The net book value of these assets was $1,462.9 million at December 31, 2017 (2016: $1,553.5 million) (2015: $1,535.4 million).

Short-lived assets

Included in property, plant and equipment are short-lived assets which are amortized over their useful lives and are comprised of motor vehicles and other equipment. The net book value of these assets was $95.4 million at December 31, 2017 (2016: $6.0 million) (2015: $7.7 million).

Undeveloped property

Included in property, plant and equipment are undeveloped property costs of $1.2 million (2016: $1.4 million) (2015: $1.7 million).

Post production stripping

Property, plant and equipment include capitalized stripping costs, related to the production phase of opencast mining. The net book value at December 31, 2017 was $17.8 million (2016: nil) (2015: $2.0 million).

Remaining maximum estimated useful lives by mine

	Dec 31, 2017	Dec 31, 2016
The remaining maximum estimated useful lives in respect of proven and probable reserves for each mine included above is as follows:
Loulo	15 years	12 years
Gounkoto	10 years	10 years
Tongon	4 years	4 years

Kibali Jersey Limited [member] | Mining assets [member]
Disclosure of property, plant and equipment [text block]
8. PROPERTY, PLANT AND EQUIPMENT

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Mine properties, mine development costs and mine plant facilities and equipment cost
Cost
Balance at the beginning of the year	2,475,924	2,266,854	1,989,757
Additions	246,406	209,070	277,097
Balance at the end of the year	2,722,330	2,475,924	2,266,854

Accumulated depreciation
Balance at the beginning of the year	(407,617)	(254,551)	(121,620)
Depreciation charged for the year	(206,995)	(153,067)	(132,931)
Balance at the end of the year	(614,612)	(407,618)	(254,551)

Net book value	2,107,718	2,068,306	2,012,303

Long-lived assets and development costs
Included in plant and equipment are long-lived assets and development costs which are amortized on a units of production basis as detailed in note 2 and include mining properties, such as processing plants, tailings facilities, raw water dams and power stations, as well as mine development costs. The net book value of these assets was $2,023 million at December 31, 2017 (2016: $1,997 million) (2015: $1,939.6 million). The value of assets under construction included in plant and equipment that are not depreciated is $229.9 million (2016: $507.0 million) (2015: $454.3 million). Refer to note 2 for judgments applied in regards to stripping assets.

Short-lived assets
Included in property, plant and equipment are short-lived assets which are depreciated over a short life which reflects their likely useful economic life and are comprised of motor vehicles, computer equipment, aircrafts and fixtures and fittings. The net book value of these assets was $51.6 million at December 31, 2017 (2016: $7.9 million) (2015: $5.8 million). The movement in the period occurred as a result of the reclassification of the net book value of certain assets from long-lived to short-lived assets based on a reassessment of their remaining useful economic life.

Rehabilitation asset
A rehabilitation asset has been recognized relating to the rehabilitation liability to the value of $17.2 million (2016: $17.1 million) (2015: $13.0 million) (refer to note 17). Depreciation of the rehabilitation asset began on October 1, 2013 when the group commenced commercial production. The asset is depreciated over the life of the mine on a unit of production basis.

Leased assets
The net carrying amount of property, plant and equipment includes the following amount in respect of assets held under finance lease (refer to note 19):

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Finance Lease Mining Assets	16,627	46,153	53,908

KAS 1 Limited (KAS) is an asset leasing joint venture in which the group has a 50.1% interest. Together with Bougues Traveux Publics SAS (BYTP), the group provides funding to KAS to buy the assets and in return leases the assets under a finance lease to Kibali, a subsidiary of the group. During the period Management have reassessed the remaining useful economic life of certain KAS assets which resulted in an accelerated depreciation charge. Refer to notes 19, 25 and 26.